Related party transactions: (Detail Textuals 2) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Research and development expense	$ 5,148,233	$ 3,630,079	[1]	$ 4,865,255
GVI clinical development solutions Inc
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Accounts payable and accrued liabilities	118,973	336,008
GVI clinical development solutions Inc | Consulting agreement
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Research and development expense	715,623	592,464		330,764
CanAm Bioresearch Inc
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Accounts payable and accrued liabilities	36,606	80,582
CanAm Bioresearch Inc | Consulting agreement
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Research and development expense	458,424	560,205		399,580
Dap Dhaduk II LLC
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Rental expenses which are recorded within loss from discontinued operations	263,493	29,869
Aktinos
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Purchases of inventory, which were included in assets	1,599,056	217,382
Accounts payable and accrued liabilities		467,250
Omgene life sciences Pvt Ltd
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Research and development expense	26,465
4C Pharma Solutions LLC.
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Services provided which are recorded within loss from discontinued operations	5,690
Genesys Venture Inc
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Rental expenses which are recorded within loss from discontinued operations	212,000	222,500		$ 176,051
Accounts payable and accrued liabilities	$ 67,704	$ 100,493

[1]	Restated